Parent Company	12 Months Ended
Dec. 31, 2017
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Parent Company

NOTE 30—PARENT COMPANY

Statement of Financial Position of Constellium N.V. (parent company only)

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Assets

Current assets
Cash and cash equivalents	—	—
Trade receivables and other	53	233
Other financial assets	28	33

	81	266

Non-current assets
Property, plant and equipment	—	—
Financial assets	2,143	1,508
Investments in subsidiaries	131	111

	2,274	1,619

Total Assets	2,355	1,885

Liabilities

Current liabilities
Trade payables and other	6	3
Other financial liabilities	22	35

	28	38

Non-current liabilities
Borrowings	1,957	1,673

	1,957	1,673

Total Liabilities	1,985	1,711

Equity
Share capital	3	2
Share premium	429	171
Accumulated retained earnings	(17)	(11)
Other reserves	25	18
Net (loss) for the year	(70)	(6)

Total Equity	370	174

Total Equity and Liabilities	2,355	1,885

Statement of Comprehensive Income / (Loss) of Constellium N.V. (parent company only)

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Revenue	1	1	—

Gross profit	1	1	—

Selling and administrative expenses	(5)	(8)	(7)

Employee benefit expenses	(1)	—	—

Loss from recurring operations	(5)	(7)	(7)

Other income	—	—	1
Other expenses	—	—	(3)

Loss from operations	(5)	(7)	(9)

Financial result—net	(65)	1	9

Loss before income tax	(70)	(6)	—
Income tax	—	—	—

Net loss	(70)	(6)	—

Other comprehensive income	—	—	—

Total comprehensive loss	(70)	(6)	—

Statement of Cash Flows of Constellium N.V. (parent company only)

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Net loss	(70)	(6)	—
Adjustments
Finance costs—net	65	(1)	(9)
Dividend received	—	—	—
Interest paid	(148)	(95)	(61)
Interest received	149	103	74
Changes in working capital:
Trade receivables and other	(1)	—	26
Other financial liabilities	—	—	(1)
Trade payables and other	2	(1)	(44)

Net cash flows used in operating activities	(3)	—	(15)

Investments in subsidiaries	(11)	—	—
Current account with subsidiary (for cash pooling)	180	(186)	17
Loans granted to subsidiary and related parties	(1,640)	(375)	—
Repayment of loans granted to subsidiary and related parties	823	181	—
Exit fees received from Subsidiaries	9	—	—

Net cash flows (used in)/ from investing activities	(639)	(380)	17

Net proceeds received from issuance of shares	259	—	—
Proceeds from issuance of Senior Notes	1,440	375	—
Payment of deferred financing costs	(29)	(12)	(2)
Repayment of Senior Notes	(949)	—	—
Payment of exit fees	(61)	—	—
Realized foreign exchange gains / (losses)	(17)	17	—
Other	(1)	—	—

Net cash flows from / (used in) financing activities	642	380	(2)

Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents—beginning of period	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	—

Cash and cash equivalents—end of period	—	—	—

Basis of preparation

The parent company only financial information of Constellium N.V., presented above, is prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and as endorsed by the European Union. Accounting policies adopted in the preparation of this condensed parent company only financial information are the same as those adopted in the consolidated financial statements and described in NOTE 2—Summary of significant accounting policies, except that the cost method has been used to account for investments in subsidiaries.

As at December 31, 2017, there were no material contingencies at Constellium N.V.

A description of Constellium N.V. (parent company only) borrowings and related maturity dates is provided in NOTE 20—Borrowings.

Non-current financial assets represent loans to Constellium Holdco II B.V., Constellium France Holdco and Constellium Finance and current other financial assets represent related interest receivables.

Other financial liabilities represent interest payable on borrowings.